Stock - Activity in Options Outstanding under Employee Stock Option Scheme, Employees Stock Option Schemes (Detail) - Employee Stock Option - ₨ / shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Options
Options outstanding, beginning of period	282,749,020	351,318,848	303,364,922
Addition on account of eHDFC merger		0	97,119,362
Granted	39,333,316	46,293,320	48,769,380
Exercised	(80,542,270)	(105,910,094)	(92,609,932)
Forfeited	(5,454,290)	(7,954,956)	(4,396,004)
Lapsed	(2,121,738)	(998,098)	(928,880)
Options outstanding, end of period	233,964,038	282,749,020	351,318,848
Options exercisable, end of period	128,774,138	162,671,074	197,659,712
Weighted Average Exercise Price
Options outstanding, beginning of period	₨ 706.63	₨ 653.97	₨ 632.43
Addition on account of eHDFC merger		0	562.39
Granted	965.16	864.92	805.92
Exercised	634.7	599.21	566.86
Forfeited	825.04	740.71	681.9
Lapsed	678.92	639.63	575.94
Options outstanding, end of period	772.53	706.63	653.97
Options exercisable, end of period	691.48	639.96	600.83
Weighted average fair value of options granted during the year	₨ 364.64	₨ 328.33	₨ 303.64